T. Rowe Price Retirement Income Fund

Supplement to Prospectus Dated June 23, 2014

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund will change its name to the T. Rowe Price Retirement Balanced Fund.

The date of this supplement is June 25, 2014.

C16-041 6/25/14

T. Rowe Price Retirement Income Fund–Advisor Class

Supplement to Prospectus Dated June 23, 2014

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund–Advisor Class will change its name to the T. Rowe Price Retirement Balanced Fund–Advisor Class.

The date of this supplement is June 25, 2014.

E216-041 6/25/14

T. Rowe Price Retirement Income Fund–R Class

Supplement to Prospectus Dated June 23, 2014

Effective December 29, 2014, the T. Rowe Price Retirement Income Fund–R Class will change its name to the T. Rowe Price Retirement Balanced Fund–R Class.

The date of this supplement is June 25, 2014.

E416-041 6/25/14